Investments in Affiliated Companies (Unaudited): (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Statement of Stockholders' Equity
Beginning balance	$ 118,483	$ 111,444	$ 79,949
Dividends:
Trust preferred securities	(1,007)	(920)	(920)
Common dividends paid to HopFed Bancorp, Inc.	(602)	(1,472)	(2,431)
Ending balance	104,999	118,483	111,444
Subsidiaries [Member]
Summary of Statement of Stockholders' Equity
Beginning balance	10,310
Retained earnings :
Net income	372
Dividends:
Trust preferred securities	(361)
Common dividends paid to HopFed Bancorp, Inc.	(11)
Total retained earnings
Ending balance	10,310
Trust preferred securities [Member]
Dividends:
Total retained earnings
Ending balance	10,000	10,000
Common stock [Member]
Dividends:
Total retained earnings
Ending balance	310	310
Retained earnings [Member]
Retained earnings :
Net income	372
Dividends:
Trust preferred securities	(361)
Common dividends paid to HopFed Bancorp, Inc.	(11)
Total retained earnings